Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Income Tax Recovery (Expense)

The Company’s income tax recovery (expense) is comprised as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Current income tax recovery (expense):

Luxembourg	$(2,294)	$(5,857)	$(7,615)
Foreign	(13,751)	1,631	(37,016)

	(16,045)	(4,226)	(44,631)

Deferred income tax recovery (expense):

Related to origination and reversal of temporary differences from foreign jurisdictions	23,452	56,355	35,358
Change in valuation allowance	(55,624)	(19,213)	(24)

Income tax recovery (expense)	$(48,217)	$32,916	$(9,297)

Components of Loss from Continuing Operations Before Income Tax

The components of loss from continuing operations before income tax is comprised as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Luxembourg	$(38,499)	$5,411	$61,930
Foreign	7,823	(100,394)	(127,699)

	$(30,676)	$(94,983)	$(65,769)

Summary of Income Tax Recovery (Expense)

The income tax recovery (expense) differs from the amount that would have resulted from applying the Luxembourg statutory income tax rates to loss from continuing operations before income taxes as follows:

	Nine months ended
	January 31, 2013	January 31, 2012

Loss from continuing operations before income tax	$(37,699)	$(39,670)
Combined Luxemburg statutory income tax rate	29%	29%

Income tax recovery calculated at statutory rate	10,933	11,504

(Increase) decrease in income tax recovery (expense) resulting from:
Rate differences in various jurisdictions	19,623	33,316
Change in tax law	(1,158)	(977)
Non-deductible items	(27,481)	(23,869)
Other foreign taxes	(15,229)	(8,185)
Non-deductible portion of capital losses	185	1,092
Non-taxable income	21,745	2,113
Adjustments to prior years	(2,030)	(5,863)
Functional currency adjustments	858	(8,493)
Valuation allowance	(57,338)	1,707
Other	(714)	(463)

Income tax recovery (expense)	$(50,606)	$1,882

The income tax recovery (expense) differs from the amount that would have resulted from applying the Luxembourg statutory income tax rates to loss before taxes as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Loss from continuing operations before income tax	$(30,676)	$(94,983)	$(65,769)
Combined Luxemburg statutory income tax rate	29%	29%	29%

Income tax recovery calculated at statutory rate	8,896	27,545	19,073

(Increase) decrease in income tax recovery (expense) resulting from:

Rate differences in various jurisdictions	33,522	60,930	73,116
Change in tax law	(3,558)	493	(1,283)
Non-deductible items	(29,365)	(58,007)	(88,132)
Other foreign taxes	(14,846)	(7,740)	(15,593)
Non-deductible portion of capital losses (gains)	991	(373)	4,301
Non-taxable income	10,292	1,442	3,781
Adjustments to prior years	(3,399)	(2,047)	7,781
Functional currency adjustments	4,627	32,163	(13,468)
Valuation allowance	(55,624)	(19,213)	(24)
Other	247	(2,277)	1,151

Income tax recovery (expense)	$(48,217)	$32,916	$(9,297)

Deferred Income Tax Assets and Deferred Income Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of deferred income tax assets and deferred income tax liabilities are presented below:

	2012	2011

Deferred income tax assets:

Pension and other employee benefits	$18,573	$16,716
Losses carried forward	356,697	295,652
Deferred costs	—	1,146
Current accounts payable and receivable	9,139	6,093
Intangible assets	—	3,140

Total deferred income tax assets	384,409	322,747
Valuation allowance	(227,838)	(165,877)

Net deferred income tax assets	$156,571	$156,870

Deferred income tax liabilities:
Intangible assets	$(6,501)	$—
Property, plant and equipment	(56,144)	(29,635)
Deferred capital gains and deferred revenue	(54,508)	(64,968)
Long-term debt	(4,964)	(11,917)
Deferred costs	(5,897)	—
Other	(2,873)	(1,077)

Net deferred income taxes	$25,684	$49,273

Distributed as follows:
Current deferred income tax assets	$8,542	$7,596
Current deferred income tax liabilities	(11,729)	(13,035)
Long-term deferred income tax assets	48,943	90,882
Long-term deferred income tax liabilities	(20,072)	(36,170)

	$25,684	$49,273

Non-capital Loss Carry Forwards

These non-capital loss carry forwards expire as follows:

	2013	2015	2017 and thereafter	No expiry date	Total

Tax losses (i):

Africa	$—	$10,913	$955	$12,458	$24,326
Australia	—	—	—	46,669	46,669
Brazil	—	—	—	88,279	88,279
Canada	—	—	145,196	—	145,196
Denmark	—	—	—	29,458	29,458
Netherlands	2,727	—	13,275	—	16,002
Norway	—	—	—	457,479	457,479
Ireland	—	—	—	16,986	16,986
United Kingdom	—	—	—	98,237	98,237
Luxembourg	—	—	—	251,825	251,825
United States	—	—	19,072	—	19,072
Other	—	—	25,371	200	25,571

	$2,727	$10,913	$203,869	$1,001,591	$1,219,100

(i)	Represents the gross amount of tax loss carry forwards translated at closing exchange rates at April 30, 2012.

Summary Activity of Total Amounts of Unrecognized Tax Benefits

The following table summarizes activity of the total amounts of unrecognized tax benefits:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Opening balance	$15,302	$16,448	$15,834
Additions in the current year	8,014	122	8,914
Reductions in current year	(6,643)	(2,181)	(1,840)
Reduction due to lapse of statutory limitations	—	—	(9,848)
Foreign exchange	(748)	913	3,388

Total	$15,925	$15,302	$16,448

Summary of Income Tax Related Interest and Penalties

The following table summarizes information regarding income tax related interest and penalties:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Net reduction in interest and penalties	$(227)	$(628)	$(1,029)